DISPOSITION OF PROPERTIES AND DISCONTINUED OPERATIONS (Results of Discontinued Operations) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Rental income	$ 3,132	$ 1,530
Gain on foreclosure	1,232	0
Interest income	0	1
Total revenues	4,364	1,531
Expenses:
Rental operating	2,444	1,239
Acquisition Costs	(10)	249
Management fees - related parties	176	108
General and administrative	367	380
Loss on property impairment	400	0
Depreciation and amortization expense	689	531
Total expenses	4,066	2,507
Income (loss) from discontinued operations	$ 298	$ (976)
Weighted average common shares outstanding	14,886	5,652
Basic and diluted income (loss) per common share (in dollars per share)	$ 0.02	$ (0.17)